CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions	Dec. 31, 2018	Dec. 31, 2017
Base Case [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	1.25%	1.18%
Unemployment rate	4.50%	5.00%
House price growth	2.50%	2.70%
Commercial real estate price growth	0.40%	0.00%
Upside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	2.34%	2.44%
Unemployment rate	3.90%	4.00%
House price growth	6.10%	7.00%
Commercial real estate price growth	5.30%	3.00%
Downside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	1.30%	0.84%
Unemployment rate	5.30%	6.10%
House price growth	(4.80%)	(2.40%)
Commercial real estate price growth	(4.70%)	(2.50%)
Severe Downside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.71%	0.01%
Unemployment rate	6.90%	7.10%
House price growth	(7.50%)	(8.20%)
Commercial real estate price growth	(6.40%)	(5.40%)
Start To Peak [Member] | Base Case [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	1.75%
Unemployment rate	4.80%
House price growth	13.70%
Commercial real estate price growth	0.10%
Start To Peak [Member] | Upside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	4.00%
Unemployment rate	4.30%
House price growth	34.90%
Commercial real estate price growth	26.90%
Start To Peak [Member] | Downside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	1.75%
Unemployment rate	6.30%
House price growth	0.60%
Commercial real estate price growth	(0.50%)
Start To Peak [Member] | Severe Downside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	1.25%
Unemployment rate	8.60%
House price growth	(1.60%)
Commercial real estate price growth	(0.50%)
Start To Trough [Member] | Base Case [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.75%
Unemployment rate	4.10%
House price growth	0.40%
Commercial real estate price growth	(0.10%)
Start To Trough [Member] | Upside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.75%
Unemployment rate	3.50%
House price growth	2.30%
Commercial real estate price growth	0.00%
Start To Trough [Member] | Downside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.75%
Unemployment rate	4.30%
House price growth	(26.50%)
Commercial real estate price growth	(23.80%)
Start To Trough [Member] | Severe Downside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.25%
Unemployment rate	4.20%
House price growth	(33.50%)
Commercial real estate price growth	(33.80%)